DISPOSITIONS	12 Months Ended
Dec. 31, 2024
Disposals Of Non-current Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
(a)Dispositions completed in 2024
Business services
Road fuels operation
During the third quarter of 2024, the partnership completed the sale of its road fuels operation for total consideration of $250 million resulting in a pre-tax net gain of $483 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Payment processing services operation
On September 17, 2024, the partnership, together with institutional partners, completed the acquisition of Network International Holdings Plc ("Network"), a digital payment processor in the Middle East and Africa. Following the acquisition, the partnership combined the business with its existing payment processing services operation. The partnership invested an incremental $156 million of equity for an 11% economic interest in the combined business. As a result of the combination, the partnership deconsolidated the net assets of its payment processing services operation and recorded a pre-tax net gain of $110 million in gain (loss) on acquisitions/dispositions, net in the consolidated statements of operating results. The gain on deconsolidation was calculated based on the fair value of the retained interest in the business, extinguishment of a contingent consideration liability, net of the derecognition of net assets and non-controlling interests, and net of closing costs. The partnership accounts for its interest in the combined business as an equity accounted investment.
Real estate services operation
On March 31, 2024, the partnership completed the sale of its general partner interest and residential real estate brokerage portfolio to Bridgemarq, a publicly listed real estate services operation and brokerage business in which the partnership has an equity accounted investment. As consideration, the partnership received limited partnership units in the Bridgemarq public entity, increasing the partnership’s ownership interest from 28% to approximately 42%. This resulted in a pre-tax gain of $15 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Industrials
Canadian aggregates production operation
On June 11, 2024, the partnership completed the sale of its Canadian aggregates production operation for total consideration of $140 million, resulting in a pre-tax net gain of $84 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Infrastructure services
Offshore oil services
On February 29, 2024, the partnership’s offshore oil services completed the sale of its non-core towage business. The proceeds realized from the sale were equal to the carrying value of the business disposed, resulting in no gain or loss.
(b)Dispositions completed in 2023
Business services
Residential property management operation
On March 31, 2023, the partnership completed the sale of its residential property management operation, resulting in a pre-tax net gain of $67 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Dealer software and technology services operation
On May 1, 2023, the partnership’s dealer software and technology services operation completed the sale of its non-core division servicing the heavy equipment sector for total consideration of $490 million, resulting in a pre-tax net gain of $87 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Road fuels operation
On November 10, 2023, the partnership’s road fuels operation completed the sale of its North American retail gas station assets for aggregate consideration of $460 million, including a vendor take-back note, resulting in a pre-tax net gain of $42 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Technology services operation
On December 14, 2023, the partnership completed the partial sale of its technology services operation for aggregate consideration of $628 million, including a note receivable. Following the sale, the partnership retained joint control with the buyer. As a result, the partnership deconsolidated the net assets of its technology services operation resulting in a pre-tax net gain of $524 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net, and accounted for its 17% retained ownership interest as an equity accounted investment. The gain on deconsolidation was calculated as the fair value of the interest retained by the partnership, together with institutional partners, fair value of consideration received on the partial disposition, net of the derecognition of net assets, non-controlling interest and closing costs.
Infrastructure services
Power delivery business
In February 2023, the partnership’s nuclear technology services operation completed the sale of its power delivery business for gross proceeds of $275 million, resulting in a net pre-tax net gain of $14 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Nuclear technology services operation
In November 7, 2023, the partnership completed the sale of its nuclear technology services operation to a strategic consortium led by Cameco Corporation and Brookfield Renewable Partners, a related party to the partnership, for total consideration of $3.8 billion, net of transaction closing costs. Upon sale of the business, the partnership derecognized $2.4 billion of intangibles and goodwill, $1.0 billion of property, plant and equipment, $0.3 billion of deferred tax assets, $3.7 billion of borrowings, and $0.1 billion of other net liabilities. The partnership recorded a pre-tax net gain of $3.9 billion recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Industrials
Automotive aftermarket parts remanufacturing operation
During the year, the partnership completed the sale of its automotive aftermarket parts remanufacturing operation, resulting in a pre-tax net gain of $49 million recorded in the consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
Energy services operation
On November 8, 2023, the partnership completed the sale of its energy services operation for total consideration of $37 million comprising cash and shares in the public company, resulting in a pre-tax net gain of $1 million recorded in our consolidated statements of operating results, included in gain (loss) on acquisitions/dispositions, net.
(c)Dispositions completed in 2022
Business services
Digital cloud services operation
In December 2022, the partnership completed the sale of its digital cloud services business for gross proceeds of $13 million, resulting in a $9 million pre-tax net gain recorded in the consolidated statements of operating results in gain (loss) on acquisitions/dispositions, net.
Industrials
Public securities
For the year ended December 31, 2022, the partnership recognized a pre-tax net gain of $19 million in the consolidated statements of operating results in gain (loss) on acquisitions/dispositions, net from the partial disposition of the partnership’s public securities.